ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2017. No material changes were made to the provisional allocations:

(MILLIONS)	Renewable Power	Private Equity	Infrastructure	Real Estate and Other	Total
Cash and cash equivalents	$762	$335	$89	$39	$1,225
Accounts receivable and other	980	2,393	345	134	3,852
Inventory	—	701	—	3	704
Equity accounted investments	—	231	—	—	231
Investment properties	—	—	—	5,851	5,851
Property, plant and equipment	6,923	501	100	281	7,805
Intangible assets	27	2,870	5,515	—	8,412
Goodwill	—	342	815	—	1,157
Deferred income tax assets	18	59	—	—	77
Total assets	8,710	7,432	6,864	6,308	29,314
Less:
Accounts payable and other	(1,391)	(2,109)	(222)	(169)	(3,891)
Non-recourse borrowings	(4,902)	(1,678)	(30)	(1,955)	(8,565)
Deferred income tax liabilities	(59)	(806)	(957)	(45)	(1,867)
Non-controlling interests[1]	(830)	(826)	(477)	(123)	(2,256)
	(7,182)	(5,419)	(1,686)	(2,292)	(16,579)
Net assets acquired	$1,528	$2,013	$5,178	$4,016	$12,735

Consideration[2]	$1,528	$2,006	$5,178	$3,845	$12,557

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the assets and liabilities on the date of acquisition

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2016:

	Real Estate					Renewable Power		Infrastructure
(MILLIONS)	Rouse	IFC Seoul	Simply Storage	City Point	Student Housing	Isagen	Holtwood	Rutas	Niska	Linx
Cash and cash equivalents	$32	$25	$16	$1	$33	$113	$—	$115	$15	$12
Accounts receivable and other	94	13	28	5	3	174	1	121	99	232
Inventory	—	—	2	—	—	15	—	—	39	—
Equity accounted investments	—	—	—	—	—	—	—	—	—	115
Investment properties	3,010	1,911	1,044	742	608	—	—	—	—	—
Property, plant and equipment	13	303	—	—	—	4,772	859	6	825	229
Intangible assets	—	2	—	—	1	—	—	973	—	69
Goodwill	—	—	—	12	5	799	—	139	82	210
Deferred income tax assets	—	2	—	—	—	—	—	—	—	—
Total assets	3,149	2,256	1,090	760	650	5,873	860	1,354	1,060	867
Less:
Accounts payable and other	(231)	(107)	(12)	(6)	(49)	(381)	(1)	(7)	(71)	(148)
Non-recourse borrowings	(1,840)	—	(592)	—	(202)	(1,130)	—	(441)	(337)	(181)
Deferred income tax liabilities	—	(35)	—	—	—	(1,019)	—	(153)	(77)	(33)
Non-controlling interests[1]	(15)	—	(15)	—	(2)	(1,417)	—	(626)	(348)	(360)
	(2,086)	(142)	(619)	(6)	(253)	(3,947)	(1)	(1,227)	(833)	(722)
Net assets acquired	$1,063	$2,114	$471	$754	$397	$1,926	$859	$127	$227	$145

Consideration[2]	$1,063	$2,114	$471	$754	$397	$1,926	$859	$127	$227	$145

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the assets and liabilities on the date of acquisition

2.	Total consideration, including amounts paid by non-controlling interests
The following table summarizes the balance sheet impact as a result of business combinations that occurred in 2016. No material changes were made to the provisional allocations disclosed in the 2016 consolidated financial statements:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure and Other	Total
Cash and cash equivalents	$119	$117	$155	$391
Accounts receivable and other	155	177	672	1,004
Inventory	10	15	39	64
Equity accounted investments	—	—	115	115
Investment properties	9,234	—	—	9,234
Property, plant and equipment	652	5,741	1,067	7,460
Intangible assets	2	—	1,225	1,227
Goodwill	17	799	470	1,286
Deferred income tax assets	2	—	12	14
Total assets	10,191	6,849	3,755	20,795
Less:
Accounts payable and other	(413)	(385)	(318)	(1,116)
Non-recourse borrowings	(2,859)	(1,130)	(1,161)	(5,150)
Deferred income tax liabilities	(35)	(1,020)	(263)	(1,318)
Non-controlling interests[1]	(33)	(1,417)	(1,402)	(2,852)
	(3,340)	(3,952)	(3,144)	(10,436)
Net assets acquired	$6,851	$2,897	$611	$10,359

Consideration[2]	$6,824	$2,897	$611	$10,332

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the assets and liabilities on the date of acquisition

2.	Total consideration, including amounts paid by non-controlling interests
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2017:

	Renewable Power		Private Equity		Infrastructure	Real Estate
(MILLIONS)	TerraForm Power	TerraForm Global	BRK	Greenergy	NTS	Manu- factured Housing	Houston Center	Mumbai Office Portfolio
Cash and cash equivalents	$149	$611	$296	$28	$89	$16	$—	$11
Accounts receivable and other	707	266	1,043	1,290	317	79	22	12
Inventory	—	—	10	650	—	—	—	—
Equity accounted investments	—	—	109	114	—	—	—	—
Investment properties	—	—	—	—	—	2,107	825	679
Property, plant and equipment	5,678	1,208	200	154	—	—	—	—
Intangible assets	—	—	2,467	212	5,515	—	—	—
Goodwill	—	—	17	92	804	—	—	—
Deferred income tax assets	—	18	50	9	—	—	—	—
Total assets	6,534	2,103	4,192	2,549	6,725	2,202	847	702
Less:
Accounts payable and other	(1,239)	(142)	(227)	(1,744)	(202)	(36)	(28)	(44)
Non-recourse borrowings	(3,714)	(1,188)	(1,468)	(210)	—	(1,261)	—	(511)
Deferred income tax liabilities	(33)	(15)	(746)	(52)	(946)	—	—	(45)
Non-controlling interests[1]	(829)	(1)	(745)	(81)	(477)	(30)	—	—
	(5,815)	(1,346)	(3,186)	(2,087)	(1,625)	(1,327)	(28)	(600)
Net assets acquired	$719	$757	$1,006	$462	$5,100	$875	$819	$102

Consideration[2]	$719	$757	$1,006	$462	$5,100	$768	$819	$102

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the assets and liabilities on the date of acquisition

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors